NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Jun. 25, 2011
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES [Abstract]
Proceeds from sale of real estate	$ 12.1
Pre-tax gain from sale of real estate	7.2
Present value of future noncompete agreement payments		$ 2.6